Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss per share

8.	NET LOSS PER SHARE
The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30,

	2022	2021
Numerator:
Net loss	$(7,032)	(3,053)
Denominator:
Weighted average number of common shares outstanding	45,178,576	45,156,145

Basic and diluted net loss per common share	$(0.16)	$(0.07)

The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive for the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30,
	2022	2021
Stock options	9,681,599	6,352,338

9.	NET LOSS PER SHARE
The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31:

	2021	2020
Numerator:
Net loss	$(9,896)	$(7,418)

Denominator:
Weighted-average number of common shares outstanding	45,170,994	45,122,446

Basic and diluted net loss per common share	$(0.22)	$(0.16)

The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive for the years ended December 31:

	2021	2020
Stock options	$7,124,724	$3,936,500